SCHEDULE OF CHANGE IN THE PRESENT VALUE OF THE DEFINED BENEFIT PLAN LIABILITY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance, opening	$ (87,058)	$ (82,867)
Interest cost	(1,964)	(1,306)
Current service cost	(6,023)	(6,391)
Actuarial gain (loss) for change of assumptions	3,835	6,223
Translation differences	5,194	(2,717)
Balance, ending	$ (86,016)	$ (87,058)